Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 54,681		$ 63,621	$ 78,846	$ 71,673
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,131		51,072	58,072	$ 4,436
Paris [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	1,000
Paris [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	600
France [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,000		14,000	17,000
United States [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	43,000		50,000	$ 62,000
Calyxt Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 4,118	$ 4,110